Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of basic earnings per share	The computation of basic earnings per share is presented as follows:

	December 31,
	2021	2022	2023
Net income	$174,348	$172,554	$77,351
Less preferred dividend attributable to preferred shareholders	11,064	8,978	8,000
(Plus) Mezzanine equity measurement	(271)	—	—
Net income available to common shareholders	$163,555	$163,576	$69,351
Weighted average number of shares, basic and diluted	113,716,354	120,653,507	113,619,092
Earnings per share in U.S. Dollars, basic and diluted	$1.44	$1.36	$0.61